INCOME (LOSS) PER SHARE (Details)		12 Months Ended
	Nov. 18, 2014 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)		$ 107,496,188	¥ 696,338,805	¥ (93,145,437)	¥ (152,214,030)
Accretion on convertible redeemable preferred shares to redemption value | ¥				(250,774,772)	(191,134,918)
Deemed contribution from preferred shareholders at extinguishment of convertible bonds | ¥					16,750,848
Deemed dividends to preferred shareholders at extinguishment of convertible bonds and promissory note | ¥					(44,163,640)
Modification of warrants | ¥					(1,021,523)
Numerator for basic and diluted net income (loss) per share | ¥			¥ 696,338,805	¥ (343,920,209)	¥ (371,783,263)
Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding		126,758,363	126,758,363	19,198,145	6,096,842
Dilutive effect of share options		1,593,216	1,593,216
Dilutive effect of restricted shares		52,298	52,298
Denominator for diluted income (loss) per share calculation		128,403,877	128,403,877	19,198,145	6,096,842
Basic net income (loss) per share attributable to the Company's common shareholders | (per share)		$ 0.85	¥ 5.49	¥ (17.91)	¥ (60.98)
Diluted net income (loss) per share attributable to the Company's common shareholders | (per share)		0.84	5.42	(17.91)	(60.98)
Basic net income (loss) per ADS | (per share)		1.70	10.99	(35.82)	(121.96)
Diluted net income (loss) per ADS | (per share)		$ 1.67	¥ 10.85	¥ (35.82)	¥ (121.96)
Number of Class A common shares per ADS		2	2	2
Redeemable Convertible Preferred Stock
Denominator:
Weighted average basis were anti-dilutive and excluded from the calculation of diluted net income loss per share				67,288,845	48,317,049
Share Options and Restricted Shares
Denominator:
Weighted average basis were anti-dilutive and excluded from the calculation of diluted net income loss per share		2,828,588	2,828,588	4,443,455	3,991,120
ADS
Denominator:
Number of Class A common shares per ADS		2	2
ADS | IPO
Denominator:
Shares issued (in shares)	10,000,000
Offering price (in dollars per share) | $ / shares	$ 12.00
Number of Class A common shares per ADS	2